CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2014	$ 142.0	$ 1.8	$ 2,259.1	$ (1.0)	$ (2,311.4)	$ (222.0)	$ 415.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(589.5)				(652.3)		62.8
Share-based compensation	7.7		7.7
Purchase of treasury stock	(1.0)			(1.0)
Change in accumulated other comprehensive loss	8.7					8.7
Net distributions to noncontrolling interests	(96.3)						(96.3)
Balance at Dec. 31, 2015	(528.4)	1.8	2,266.8	(2.0)	(2,963.7)	(213.3)	382.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	49.2				(16.8)		66.0
Issuance of common stock	600.4	1.3	599.1
Share-based compensation	5.4		5.4
Stock options exercised	5.4		5.4
Exchangeable notes exchange feature	(21.3)		(21.3)
Purchase of treasury stock	(0.4)			(0.4)
Change in accumulated other comprehensive loss	124.6					124.6
Net distributions to noncontrolling interests	(85.1)						(85.1)
Balance at Dec. 31, 2016	149.8	3.1	2,855.4	(2.4)	(2,980.5)	(88.7)	362.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	164.9				103.5		61.4
Share-based compensation	7.7	0.1	7.6
Stock options exercised	0.5		0.5
Exchangeable notes exchange feature	21.3		21.3
Purchase of treasury stock	(3.0)			(3.0)
Change in accumulated other comprehensive loss	38.5					38.5
Net distributions to noncontrolling interests	(79.1)						(79.1)
Balance at Dec. 31, 2017	$ 300.6	$ 3.2	$ 2,884.8	$ (5.4)	$ (2,877.0)	$ (50.2)	$ 345.2